Note 10 - Short-term Borrowings - Repurchase Agreements (Details) - Overnight and Continuous [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Repurchase agreements	$ 1,989	$ 2,129
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Repurchase agreements	2,040	2,667
US States and Political Subdivisions Debt Securities [Member]
Repurchase agreements	495	968
US Government Agencies Debt Securities [Member]
Repurchase agreements	$ 2,535	$ 3,635